[GOODWIN PROCTER LETTERHEAD]	Jason M. Casella 212.459.7025 JCasella@ goodwinprocter.com	Goodwin Procter LLP Counselors at Law The New York Times Building 620 Eighth Avenue New York, NY 10018 T: 212.813.8800 F: 212.355.3333

December 23, 2009

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:    Registration Statement on Form S-1

Dear SEC:

On behalf of Tengion, Inc. (the “Company”), and for the purpose of registering the Company’s Common Stock under the Securities Act of 1933, as amended (the “Securities Act”), we are electronically transmitting one conformed copy of a Registration Statement on Form S-1 (the “Registration Statement”), together with all exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

In payment of the registration fee, $2,920 was transferred to the Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T. The wire was sent on December 22, 2009, at approximately 2:30 p.m. Eastern Standard Time.

The representative of the underwriter has advised us that the proposed offering will be reviewed by representatives of the Financial Industry Regulatory Authority (“FINRA”) and that copies of the Registration Statement and Underwriting Agreement will be forwarded to FINRA.

Please note that we have included disclosures regarding the compensation awarded to, earned by, and paid to the Company’s named executive officers and directors for the current fiscal year instead of last fiscal year since we are filing so close to the Company’s fiscal year end. Additionally, three of the Company’s named executive officers for fiscal year 2008 are no longer with the Company and we believe that disclosing the compensation information regarding the persons serving in such capacities for fiscal year ended 2009 is more useful to potential investors. We realize that the compensation disclosures do not include all of the required information in the Registration Statement but we plan on updating the disclosures regarding executive compensation in Amendment No. 1 to the Registration Statement when such information becomes available or is otherwise determinable by the Company.

The Company hereby notifies the Staff that the Company will request acceleration of the Registration Statement orally or by facsimile pursuant to Rule 461(a) of the Securities Act. Kevin Collins, Martin Glass and Jason Casella of Goodwin Procter LLP, counsel to the

SEC

December 23, 2009

Company, are each authorized to make such request on behalf of the Company. The Company hereby confirms that the Company and the underwriter are aware of their respective obligations under the Securities Act in making such request. Each person making a request for acceleration orally or by facsimile will be prepared to provide, at the time of the acceleration request, the prospectus dissemination information typically set forth in a written acceleration request.

Please direct any comments or questions regarding this filing to me by mail at the above address, by facsimile at (212) 355-3333, or by telephone at (212) 459-7025.

Sincerely,

/s/ Jason M. Casella

Jason M. Casella

cc:    Joseph W. La Barge, Esq.